ACQUISITIONS AND DIVESTITURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2017
Significant Acquisitions and Disposals [Line Items]
GOODWILL	$ 14,109	$ 13,649	$ 10,629
Acquisitions of businesses, equity method investments and nonmarketable securities	1,263	$ 3,809	838
Equity Method Investment, Ownership Percentage		17.00%
Proceeds from disposals of businesses, equity method investments and nonmarkatable securities	1,362	$ 3,821	1,035
EQUITY ATTRIBUTABLE TO NONCONTROLLING INTERESTS	2,077	1,905
Goodwill, Acquired During Period	798	4,318
North America
Significant Acquisitions and Disposals [Line Items]
GOODWILL	7,943	7,954	7,926
Cost incurred to convert bottling agreements	34	313	31
Goodwill, Acquired During Period	0	28
Latin America Bottling Operations [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from Divestiture of Businesses	289
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	47
Lindley [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from disposals of businesses, equity method investments and nonmarkatable securities	507
Canadian Bottling Operations [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from disposals of businesses, equity method investments and nonmarkatable securities	518
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	(385)
Disposal Group Name [Domain]
Significant Acquisitions and Disposals [Line Items]
Cash, cash equivalents and short-term investments	$ 0	13	49
Assets held for sale		219
Liabilities held for sale		37
Trade Accounts Receivable, less allowances		10
Inventories		11
Prepaid expenses and other assets		12
Other Assets		7
Property, plant and equipment - net		85
Bottlers' franchise rights with indefinite lives		5
Goodwill		103
Other Intangible Assets		1
Allowance for reduction of assets, held-for-sale		28
Accounts payable and accrued expenses		22
Other liabilities		12
Deferred income taxes		3
North America Territory [Member]
Significant Acquisitions and Disposals [Line Items]
Assets held for sale		9
Liabilities held for sale		5
Agreement Term	10 years
Agreement Renewal Term	10 years
Proceeds from Sale of Productive Assets	$ 3	2,860	1,017
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	(91)	(3,177)	(2,456)
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits		236
Guatemala Bottling Operations [Member]
Significant Acquisitions and Disposals [Line Items]
Assets held for sale		210
Liabilities held for sale		32
China Bottling Operation [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from disposals of businesses, equity method investments and nonmarkatable securities		963
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		88
CCEAG [Member]
Significant Acquisitions and Disposals [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		(26)	1,400
Gain (Loss) on Derivative Used in Net Investment Hedge, after Tax			(77)
Disposal gain (loss) of a business net of transaction cost			1,287
Equity Method Investee [Member]
Significant Acquisitions and Disposals [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ (21)	(1,104)	$ (492)
AC Bebidas [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from Sale of Productive Assets		220
Liberty Coca-Cola Beverages [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from Sale of Productive Assets		39
Coca-Cola Beverage Africa [Member]
Significant Acquisitions and Disposals [Line Items]
Acquisitions of businesses, equity method investments and nonmarketable securities		$ 3,150
Business Acquisition, Percentage of Voting Interests Acquired		54.50%
Equity Method Investment, Ownership Percentage			12.00%
Deconsolidation, Gain (Loss), Amount			$ (21)
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain		$ 150
EQUITY ATTRIBUTABLE TO NONCONTROLLING INTERESTS		1,805
Goodwill, Acquired During Period		$ 4,262
Philippine Bottling Operations [Member]
Significant Acquisitions and Disposals [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	$ 32
Payments to Acquire Businesses, Gross	715
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	345
Coca-Cola European Partners [Member]
Significant Acquisitions and Disposals [Line Items]
Equity Method Investment, Ownership Percentage			18.00%
Lindley [Member]
Significant Acquisitions and Disposals [Line Items]
Gain (Loss) on Sale of Equity Investments	$ 296
Philippine Bottling Operations [Member]
Significant Acquisitions and Disposals [Line Items]
Other accrued expenses	100.00%
AC Bebidas [Member]
Significant Acquisitions and Disposals [Line Items]
Equity Method Investments, Fair Value Disclosure				$ 2,960
Equity Method Investment, Ownership Percentage		20.00%
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ 1,037
Payments to Acquire Equity Method Investments		144
South African subsidiary of Coca-Cola Beverages Africa Limited [Member]
Significant Acquisitions and Disposals [Line Items]
Equity Method Investment, Ownership Percentage			3.00%
Green Mountain Coffee Roasters, Inc. [Member]
Significant Acquisitions and Disposals [Line Items]
Payments for (Proceeds from) Investments			$ (2,380)
Green Mountain Coffee Roasters, Inc. [Member] | Other Nonoperating Income (Expense) [Member]
Significant Acquisitions and Disposals [Line Items]
Net Gains From Investee Transactions, Equity Investment Sales and other gains			18
Coca-Cola Beverage Africa [Member]
Significant Acquisitions and Disposals [Line Items]
Payments to Acquire Equity Method Investments			150
CCBCC [Member] | North America Territory [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from Sale of Productive Assets		336	$ 279
Coca-Cola Beverage Africa [Member]
Significant Acquisitions and Disposals [Line Items]
GOODWILL		$ 4,186
Asset Impairment Charges	$ 554
Goodwill, Change in Goodwill Allocation, Description	411
Philippine Bottling Operations [Member]
Significant Acquisitions and Disposals [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	32
Property, Plant and Equipment [Member] | Coca-Cola Beverage Africa [Member]
Significant Acquisitions and Disposals [Line Items]
Allowance for reduction of assets, held-for-sale	225
Other Intangible Assets [Member] | Coca-Cola Beverage Africa [Member]
Significant Acquisitions and Disposals [Line Items]
Allowance for reduction of assets, held-for-sale	$ 329